Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 757	$ 735
Accounts receivable, net of allowance for doubtful account of $545,420 at December 31, 2020 and $542,745 at December 31, 2019		2,675
Total current assets	757	3,410
Property and equipment, net	9,798	20,789
Other assets:
Deposits	5,000	5,000
Total other assets	5,000	5,000
Total assets	15,555	29,199
Current liabilities:
Current portion of debt	896,584	764,359
Convertible notes payable, net of debt discounts of $5,238 and $0 at December 31, 2020 and December 31, 2019, respectively	10,762
Accounts payable	2,948,964	2,919,628
Accrued expenses	156,051	78,272
Deferred compensation	86,307	105,325
Accrued interest	162,074	88,924
Customer deposits payable	68,851	68,851
Derivative liability	43,444
Total current liabilities	4,373,037	4,025,359
Long-term liabilities
Long-term portion of debt		123,750
Total long-term liabilities		123,750
Total liabilities	4,373,037	4,149,109
STOCKHOLDERS' DEFICIT
Common stock, $.0001 par value; 250,000,000 shares authorized; 129,836,060 and 105,051,540 shares issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	12,984	10,505
Preferred Stock, $.0001 par value, $1 per share stated value, 2,000,000 shares authorized; 31,000 and 0 shares of Series B Convertible Preferred Stock issued and outstanding as of December 31, 2020 and December 31, 2019, respectively	31,000
Additional paid-in capital	3,374,888	2,913,369
Accumulated deficit	(7,776,354)	(7,043,784)
Total stockholders' deficit	(4,357,482)	(4,119,910)
Total liabilities and stockholders' deficit	$ 15,555	$ 29,199